Shareholders’ Equity (Details) - Schedule of warrants exercisable into ordinary shares	6 Months Ended
Jun. 30, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants outstanding	374,315
Warrants exercisable	374,315
August 2019 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	200,596
Average Exercise price per share (in Dollars per share) | $ / shares	$ 15.95
Warrants exercisable	200,596
Exercisable	August 2023
September 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	17,925
Average Exercise price per share (in Dollars per share) | $ / shares	$ 16
Warrants exercisable	17,925
Exercisable	September 2024
April 2022 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	155,794
Average Exercise price per share (in Dollars per share) | $ / shares	$ 5.14
Warrants exercisable	155,794
Exercisable	April 2029